Other Financial And Non Financial Assets	12 Months Ended
Dec. 31, 2022
Disclosure of Other Financial And Non Financial Assets [Abstract]
Other Financial And Non Financial Assets
21.	OTHER FINANCIAL AND NON-FINANCIAL ASSETS

	December 31, 2022	December 31, 2021
Other financial assets
Amounts deposited for the bond restructuring	2,596	—
Security deposits	2,028	2,101
Loans granted to employees	711	243
Other assets	763	—

Other financial assets	6,098	2,344

o ut of which:
Non-current	2,610	2,312
Current	3,488	32
Other non-financial assets
Prepayments	11,982	3,258
Advances on lease contracts not yet commenced	900	—
Prepaid employee benefits	890	730
Tax prepayments	22	42
Claims to suppliers	272	118

Other non-financial assets	14,066	4,148

o ut of which:
Non-current	1,052	41
Current	13,014	4,107